Investments in associates and joint ventures - Narration (Details)							1 Months Ended			2 Months Ended	12 Months Ended			73 Months Ended	92 Months Ended
	Dec. 31, 2021 USD ($) director	Jan. 29, 2021 USD ($)	Oct. 08, 2019	Oct. 07, 2019 USD ($)	Feb. 23, 2018 USD ($)	Nov. 27, 2017 USD ($)	Dec. 31, 2021 USD ($) director	Feb. 28, 2021 USD ($)	Jul. 31, 2020	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($) director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) director	Dec. 31, 2021 USD ($) director	Sep. 23, 2021 USD ($)	May 31, 2020 USD ($) director
Less than 100% Subsidiaries and Joint Ventures
Cash proceeds from divestment											$ 776,000,000
Net assets	$ 39,287,000,000						$ 39,287,000,000				39,287,000,000	$ 15,638,000,000	$ 14,596,000,000	$ 39,287,000,000	$ 39,287,000,000
Investment carry value in associates and joint ventures that have unrecognised losses	$ 0						$ 0				0			$ 0	$ 0
Unrecognised losses in associates and joint ventures											$ 73,000,000	56,000,000	3,000,000
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Investments in associates																	$ 26.7
Proportion of interest in joint venture			29.00%
Number of board members representing AstraZeneca | director																	1
Number of board members | director																	7
Transitional research and development services												3,000,000	13,000,000
Third-party costs passed on to related party										$ 1,000,000		15,000,000	24,000,000
Contribution paid into an associate				$ 8,000,000
Viela Bio | Horizon Therapeutics plc
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest divested								26.70%
Cash proceeds from divestment								$ 776,000,000
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Less than 100% Subsidiaries and Joint Ventures
Investments in associates												$ 1,000,000
Proportion of interest in associate											22.00%
Additional contributions to associates and joint ventures											$ 45,000,000
IHP
Less than 100% Subsidiaries and Joint Ventures
Investments in associates		$ 30,000,000
Proportion of interest in associate		50.00%
China, Dizal (Jiangsu) Pharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate							27.00%
Number of board members representing AstraZeneca | director	2						2				2			2	2
Number of board members | director	11						11				11			11	11
VaxEquity
Less than 100% Subsidiaries and Joint Ventures
Investments in associates																$ 14,000,000
Proportion of interest in associate											40.00%
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in joint venture	50.00%										50.00%
Additional contributions to associates and joint ventures														$ 130,000,000
Net assets in joint venture or associate attributable to entity	$ 2,000,000						$ 2,000,000				$ 2,000,000			2,000,000	$ 2,000,000
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Investments in joint ventures	$ 0						0				$ 0			0	0
Proportion of interest in joint venture	50.00%										50.00%
Additional contributions to associates and joint ventures															131,000,000
Net assets in joint venture or associate attributable to entity	$ 2,000,000						2,000,000				$ 2,000,000			2,000,000	2,000,000
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Investments in joint ventures					$ 142,000,000
Proportion of interest in joint venture					45.00%
China, Dizal (Jiangsu) Pharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Investments in joint ventures						$ 55,000,000
Proportion of interest in joint venture						48.00%			30.00%
Additional contributions to associates and joint ventures													$ 25,000,000
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Net assets	4,000,000						4,000,000				4,000,000			4,000,000	4,000,000
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Net assets	$ 3,000,000						$ 3,000,000				$ 3,000,000			$ 3,000,000	$ 3,000,000